Risk Management and Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Net recorded fair value	$ 14,095	$ 26,896
Liability Derivatives, Net recorded fair value	10,466	3,073
Short-term derivative instruments [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	35,044	43,797
Netting arrangements	(6,980)	(849)
Asset Derivatives, Net recorded fair value	28,064	42,948
Liability Derivatives, Gross fair value	10,197	13,825
Netting arrangements	(6,980)	(849)
Liability Derivatives, Net recorded fair value	3,217	12,976
Short-term derivative instruments [Member] | Commodity contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	35,044	43,797
Liability Derivatives, Gross fair value	7,451	12,530
Short-term derivative instruments [Member] | Interest rate swaps [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Liability Derivatives, Gross fair value	2,746	1,295
Long-term derivative instruments [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	43,601	30,052
Netting arrangements	(29,506)	(3,156)
Asset Derivatives, Net recorded fair value	14,095	26,896
Liability Derivatives, Gross fair value	39,972	6,229
Netting arrangements	(29,506)	(3,156)
Liability Derivatives, Net recorded fair value	10,466	3,073
Long-term derivative instruments [Member] | Commodity contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	43,601	30,052
Liability Derivatives, Gross fair value	37,246	5,128
Long-term derivative instruments [Member] | Interest rate swaps [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Liability Derivatives, Gross fair value	$ 2,726	$ 1,101